Lease Obligations and Commitments (Details) - Schedule of rental agreement for office space	Dec. 31, 2022 USD ($)
Rental agreement [Member]
Lease Obligations and Commitments (Details) - Schedule of rental agreement for office space [Line Items]
2023	$ 131,576